Leader Short Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	LEADER SHORT DURATION BOND FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The primary investment objective of the Leader Short Duration Bond Fund (the “Fund”) is to deliver a high level of current income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Leader Short Duration Bond Fund		Institutional Class	Investor Class	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	[1]	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none	none	none
Redemption Fee (as a percentage of amount redeemed)		none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of their purchase date.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Leader Short Duration Bond Fund		Institutional Class	Investor Class	Class A	Class C
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses		0.55%	0.56%	0.56%	0.56%
Interest and Dividends on Securities Sold Short		0.13%	0.13%	0.13%	0.13%
Remaining Other Expenses		0.42%	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.32%	1.83%	1.83%	2.33%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Leader Short Duration Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	134	418	723	1,590
Investor Class	186	576	990	2,148
Class A	333	717	1,125	2,266
Class C	336	727	1,245	2,666

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Short Duration Fund was 496.37% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund expects to achieve its objectives by investing in a portfolio of investment grade debt securities and non-investment grade (also known as “junk bonds”) debt securities, both domestic and foreign, including emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand. Fixed income securities in which the Fund may invest include foreign and domestic bonds, notes, corporate debt, convertible debt securities, preferred securities, US and foreign government securities, domestic municipal securities, asset-backed securities (loan and credit backed securities including collateralized loan obligations (“CLOs”)), interest-only securities, and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument). The Fund’s effective average duration of its portfolio investments will normally be three years or less. The Fund also may hold cash or cash equivalents, and it may enter into repurchase agreements. Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections.

Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed income securities. The Fund may invest up to 40% of its assets in lower-quality, high yield bonds rated B or higher by Moody’s Investors Service, Standard & Poor’s Ratings Group, Fitch Ratings, Inc. or other National Recognized Statistical Rating Organization (“NRSRO”) or, if unrated by such NRSROs, determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of its assets, determined at the time of investment, in foreign fixed income securities denominated in foreign currencies. Foreign fixed income securities may be investment grade, below investment grade or unrated. The Fund may invest in U.S. Treasury Government securities with no limit. The Fund may use options and credit default swaps to manage investment risk.

The Fund may also sell equity stocks short up to 20% of the Fund’s assets. The Advisor will consider shorting the stock of issuers in which the Fund owns a position in the same issuer’s convertible debt securities. In pursuing its short strategy, the Advisor seeks to tactically take advantage of the price relationship between an issuer’s stock and its convertible securities.

The Fund may invest up to 20% of its assets in variable and floating rate securities, cash, cash equivalents and fixed income securities other than as described above. The Fund may also invest in other mutual funds that primarily invest in floating rate securities, including funds that are also advised by the Advisor. By keeping some cash or cash equivalents, the Fund may avoid realizing gains and losses from selling investments when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objectives when holding a significant cash position.

The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

• Affiliated Fund Risk. Investments in other investment companies, including an affiliated fund, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an affiliated fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Advisor may receive management or other fees from an affiliated fund in which the Fund may invest. It is possible that a conflict of interest among the Fund and an affiliated fund could affect how the Advisor fulfills its fiduciary duties to the Fund and an affiliated fund.

• Asset-Backed Risk. The default rate on underlying asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.

• Collateralized Loan Obligation Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

• Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.

• Credit Default Swap Risk. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. Credit risks associated with Auction Rate Securities (“ARS”) mirror those of other bond issues in terms of default risk associated with the issuers. Because ARS do not carry a put feature allowing the bondholder to require the purchase of the bonds by the issuer or a third party, they are very sensitive to changes in credit ratings and normally require the highest ratings (e.g., AAA/Aaa) to make them marketable.

• Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

• Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

• Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

• High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price. The ability of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues. Therefore, government bonds can present a significant risk. Governments may also repudiate their debts in spite of their ability to pay. The Fund’s ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.

• Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Legislative Change Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

• Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

• Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

• Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

• Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

• Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

• Short Sale Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

• STRIPS Risk. STRIPS are a type of zero coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.

• Variable and Floating Rate Securities Risk. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Variable and floating rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Certain variable and floating rate securities have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the security, and the Fund may not benefit from increasing interest rates for a significant period of time.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Predecessor Short Duration Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Short Duration Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor Short Duration Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception. Returns for the Predecessor Short Duration Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor Short Duration Fund’s shares over time to the performance of the BofA Merrill Lynch 1-3 Year Government/Corporate Index. The Predecessor Short Duration Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Bar Chart [Heading]	Investor Class Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2009	11.12%
Worst Quarter:	09/30/2011	(4.86)%
The Fund’s Investor Class shares had a total return of 2.04% during the period January 1, 2019 to June 30, 2019.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Leader Short Duration Bond Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class		Return Before Taxes	2.34%	0.16%	2.21%	2.34%	[1]	Jul. 14, 2005
Investor Class | Return After Taxes on Distributions			1.15%	(0.89%)	1.15%	1.12%	[1]
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares			1.38%	(0.34%)	1.27%	1.32%	[1]
Institutional Class		Return Before Taxes	2.86%	0.73%	3.45%	3.71%	[2]	Oct. 31, 2008
Class A		Return Before Taxes	0.64%	(0.66%)		0.85%	[3]	Mar. 21, 2012
Class C		Return Before Taxes	1.95%	(0.27%)		0.91%	[4]	Aug. 08, 2012
BofA Merrill Lynch 1-3 Year Government/Corporate Index	[5]		1.64%	1.04%	1.56%	2.39%
[1]	Inception date for Investor Class was July 14, 2005.
[2]	Inception date for Institutional Class was October 31, 2008.
[3]	Inception date for Class A was March 21, 2012.
[4]	Inception date for Class C was August 8, 2012.
[5]	The BofA Merrill Lynch 1-3 Year Government/Corporate Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Performance Table Closing [Text Block]

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	LEADER TOTAL RETURN FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The investment objective of the Leader Total Return Fund (the “Fund”) is to seek income and capital appreciation to produce a high total return.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Leader Total Return Fund		Institutional Class	Investor Class	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	[1]	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none	none	none
Redemption Fee (as a percentage of amount redeemed)		none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of their purchase date.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Leader Total Return Fund		Institutional Class	Investor Class	Class A	Class C
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses		1.13%	1.17%	1.04%	1.21%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.91%	2.45%	2.32%	2.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Leader Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	194	600	1,032	2,233
Investor Class	248	764	1,306	2,786
Class A	382	864	1,372	2,766
Class C	402	924	1,572	3,308

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Total Return Fund was 397.79% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. Fixed income security types include bonds, convertible debt securities, interest-only securities, preferred securities, notes and debentures issued by corporations, governments and their agencies or instrumentalities as well as mortgage-backed securities (agency, adjustable rate and collateralized mortgage-backed securities) and asset-backed securities (loan and credit-backed securities including collateralized loan obligations (“CLOs”). The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand.

Individual securities are purchased without restriction as to maturity or duration; however, the average portfolio duration normally varies within 75% to 125% of the three year average duration of the Morningstar Core Bond Index, which as of May 31, 2019 was 5.59 years. The Fund will normally have an average portfolio duration in between 3.50 to 6.00 years.

The Fund invests primarily in investment-grade securities, but may invest up to 40% of its total assets in high yield securities (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Advisor to be of similar credit quality. However, the Fund restricts its junk bond purchases to those rated B3 or higher by Moody’s or B- or higher by S&P, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest in U.S. treasury government securities with no limit. Foreign issues denominated in U.S. dollars will be excluded from the 40% allocation limit.

The Advisor allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward.

• Sector selection focuses on identifying portions of the fixed income market that the Advisor believes offer the highest yield or expected capital appreciation from interest rate declines or currency exchange rate gains.

• Maturity or yield curve management focuses on selecting securities with maturities that the Advisor believes have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

• Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

The Advisor buys securities for either or both their interest income and their potential for capital appreciation, generally resulting from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

The Fund may short equity stocks up to 20% of its total assets. The Advisor will consider shorting the stock of issuers in which the Fund owns a position in the same issuer’s convertible debt securities. In pursuing its short strategy, the Advisor seeks to tactically take advantage of the price relationship between an issuer’s stock and its convertible securities.

The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

• Collateralized Loan Obligation Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

• Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

• Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

• Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

• High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price. The ability of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues. Therefore, government bonds can present a significant risk. Governments may also repudiate their debts in spite of their ability to pay. The Fund’s ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.

• Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

• Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

• Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

• Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Short Sale Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Predecessor Total Return Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Total Return Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Total Return Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor Total Return Fund. The bar chart shows the annual returns of the Predecessor Total Return Fund’s Investor Class shares performance for each calendar year since the Predecessor Total Return Fund’s inception. Returns for the Predecessor Total Return Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor Total Return Fund’s shares over time to the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Predecessor Total Return Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Bar Chart [Heading]	Investor Class Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	03/31/2012	5.93%
Worst Quarter:	09/30/2011	(6.72)%
The Fund’s Investor Class shares had a total return of 2.98% during the period January 1, 2019 to June 30, 2019.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Leader Total Return Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class		Return Before Taxes	6.00%	1.52%	3.70%	[1]	Jul. 30, 2010
Investor Class | Return After Taxes on Distributions			4.55%	0.06%	2.17%	[1]
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares			3.52%	0.50%	2.21%	[1]
Institutional Class		Return Before Taxes	6.62%	2.26%	4.32%	[1]	Jul. 30, 2010
Class A		Return Before Taxes	4.39%	0.80%	2.94%	[2]	Mar. 21, 2012
Class C		Return Before Taxes	5.46%	1.06%	3.16%	[3]	Aug. 08, 2012
Bloomberg Barclays US Intermediate Aggregate Index	[4]		0.92%	2.09%	2.27%
[1]	Inception date for Investor Class and Institutional Class was July 30, 2010.
[2]	Inception date for Class A was March 21, 2012.
[3]	Inception date for Class C was August 8, 2012.
[4]	Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	LEADER FLOATING RATE FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The primary investment objective of the Leader Floating Rate Fund (the “Fund”) is to deliver a high level of current income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Leader Floating Rate Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Leader Floating Rate Fund		Institutional Class	Investor Class
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees	[1]	none	0.38%
Other Expenses		0.30%	0.31%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.96%	1.35%
[1]	The Fund has limited 12b-1 fees for Investor Class shares to 0.38% for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until September 30, 2020. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Leader Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	98	306	531	1,178
Investor Class	137	428	739	1,624

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Floating Rate Fund’s portfolio turnover rate was 248.18% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in floating rate debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines the following US dollar denominated domestic and foreign floating rate securities as floating rate debt securities:

• bonds and corporate debt

• bank loans and bank loan participations

• agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”)

• interest-only securities

• collateralized loan obligations (“CLOs”) that are backed by domestic and foreign floating rate debt obligations

• collateralized debt obligations (“CDOs”) that are backed by domestic and foreign floating rate debt obligations

• US government securities

The Fund invests in floating rate debt securities with an interest rate that resets quarterly based on the London Interbank Offered Rate (“LIBOR”). The Fund allocates assets across floating rate debt security types without restriction, subject to its 80% floating rate debt policy. The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand.

While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of interest rate risk similar to maturity) will be one year or less. When the Fund invests in debt securities, each security must be rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service or Fitch Ratings, Inc. If a debt security is downgraded to below an A rating, the Fund will sell such security within 30 days.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Investors purchase a particular class of securities called a tranche (a French word for slice). The tranches receive payments from the principal and interest payments made by underlying borrowers in accordance to the rank of the tranche. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% floating rate debt policy. The Fund does not purchase floating rate securities with subordinate underlying loans or debt obligations.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A rating) or when other investment opportunities exist that may have more attractive yields.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

The Fund uses effective duration to measure interest rate risk. While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of interest rate risk similar to maturity) will be one year or less. The Fund defines the effective duration of a floating rate security as the time remaining to its next interest rate reset.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

• CLO and CDO Risk. CLOs and CDOs are securities backed by an underlying portfolio of loan and debt obligations, respectively. CLOs and CDOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO and CDO securities as a class. Investments in CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations.

The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The tranches in a CLO or CDO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk.

Investments in CLOs and CDOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs and CDOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affectcash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO and CDO investments may be an indication of future realized losses.

The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.

The application of risk retention rules to CLOs and CDOs may affect the overall CLO and CDO market, resulting in fewer investment opportunities for the Fund.

• Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

• Distribution Risk. There is a risk that shareholders may not receive distributions from the Fund or that such distributions may not grow or may be reduced over time, including on a per share basis. The Fund may have difficulty paying out distributions if income from its investments is recognized before or without receiving cash representing such income.

• Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

• Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks described above may be less liquid than those that are not subject to these risks.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

• Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating-rate securities will vary as interest rates decrease or increase. However, the interest rates on certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

• Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

• Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

• Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost. The Fund’s board of trustees may change Fund operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.

• Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. Uncertainty relating to the LIBOR calculation process may adversely affect the value of the Fund’s investments in floating rate debt securities that are indexed to LIBOR. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed Securities Risk. When the Fund invests in RMBS and CMBS, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Any unrealized losses the Fund experiences with respect to its RMBS and CMBS investments may be an indication of futurerealized losses.

○ RMBS are subject to prepayment risk and extension risk. If interest rates rise, there may be fewer prepayments, which would cause an RMBS’s average maturity to rise, increasing the potential for the Fund to lose money. If interest rates fall, there may be faster prepayments, which would cause an RMBS’s average maturity to decline, increasing the risk that the Fund will have reinvest prepayment proceeds at lower interest rates.

○ Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

• Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

• Regulatory Risk. Changes in laws or regulations governing the Fund’s operations may adversely affect the Fund or cause an alteration in the Fund’s strategy. The SEC has raised questions regarding certain non-traditional investments, including CLOs.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Predecessor Floating Rate Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Floating Rate Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Floating Rate Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor Floating Rate Fund. The bar chart shows the annual returns of the Predecessor Floating Rate Fund’s Investor Class shares performance for each calendar year since the Predecessor Floating Rate Fund’s inception. Returns for the Predecessor Floating Rate Fund’s Institutional Class of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor Floating Rate Fund’s shares over time to the performance of the S&P/LSTA Leveraged Loan Total Return Index. The Predecessor Floating Rate Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Bar Chart [Heading]	Investor Class Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2017	0.75%
Worst Quarter:	03/31/2017	0.35%
The Fund’s Investor Class shares had a total return of 1.67% during the period January 1, 2019 to June 30, 2019.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Leader Floating Rate Fund		Label	1 Year	Since Inception		Inception Date
Investor Class		Return Before Taxes	2.05%	2.19%	[1]	Dec. 30, 2016
Investor Class | Return After Taxes on Distributions			1.05%	1.29%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares			1.21%	1.28%
Institutional Class		Return Before Taxes	2.45%	2.64%	[1]	Dec. 30, 2016
S&P/LSTA Leveraged Loan Total Return Index	[2]		0.44%	2.26%
[1]	Inception date for Leader Floating was December 30, 2016.
[2]	S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

[1]	The Fund is the successor to the Leader Short Duration Bond Fund (the "Predecessor Short Duration Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.
[2]	The Fund is the successor to the Leader Total Return Fund (the "Predecessor Total Return Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.
[3]	The Fund is the successor to the Leader Floating Rate Fund (the "Predecessor Floating Rate Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.